Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Provisions

	December 31,
	2022	2021
	£’000s	£’000s
Social security contribution on vested share options	9	—
Provision for deferred cash consideration	4,634	4,123
Restructuring	179	—

Total	4,822	4,123

Current	4,822	2,803
Non-current	—	1,320

Summary of Social Security Contributions on Share Options

	Social security contribution on vested share options	Deferred cash consideration	Restructuring
At January 1, 2021	109	1,525	—
Arising/(released) during the year, net	(109)	—	—
Increase in provision due to the unwinding of the time value of money	—	225	—
Increase in provision due to a change in estimates relating to timelines and probabilities of contractual milestones being achieved (revision to intangible asset, see Note 13)	—	2,373	—

At December 31, 2021	—	4,123	—

Arising/(released) during the year, net	9	—	179
Increase in provision due to the unwinding of the time value of money	—	451	—
Increase in provision due to changes in foreign exchange rates	—	508	—
Decrease in provision due to a change in estimates relating to timeline and probabilities of contractual milestones being achieved (revision to intangible asset, see Note 13)	—	(448)	—

At December 31, 2022	9	4,634	179